Shareholder Report	12 Months Ended
Sep. 30, 2024 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	360 Funds
Entity Central Index Key	0001319067
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2024
Timber Point Global Allocations Fund - Institutional Class Shares
Shareholder Report [Line Items]
Fund Name	Timber Point Global Allocations Fund
Class Name	Institutional Class shares
Trading Symbol	CGHIX
Annual or Semi-Annual Statement [Text Block]	This annual report to shareholders contains important information of the Timber Point Global Allocations Fund (the “Global Fund”) for the year ended September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find the Global Fund’s prospectus, financial information on Form N-CSR, holdings, proxy voting information and other information at www.timberpointcapital.com. You can also request this information without charge by contacting the Fund at (877) 244-6235.
Additional Information Phone Number	(877) 244-6235
Additional Information Website	www.timberpointcapital.com
Expenses [Text Block]

What were the Fund costs for the year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class shares	$176	1.59%

Expenses Paid, Amount	$ 176
Expense Ratio, Percent	1.59%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

The Global Fund performed well over the fiscal year ended September 30, 2024, rising 21.78%. While it modestly underperformed the blended benchmark, it significantly exceeded the target return of U.S. Treasury Bills plus 600 basis points. Due to its diversified investment approach, the Global Fund did lag the S&P 500’s 36.35% return. Throughout the past twelve months, our outlook was generally positive, as we believed that the macroeconomic backdrop, outlined above, would provide a highly favorable investment environment.

What factors influenced performance during the past year?

●	The largest contributor to positive returns over the fiscal year was the Global Fund’s exposure to equity market risk, particularly U.S. equities, despite a weak outlook and sentiment from many institutional investors and strategists. Broad U.S. large-cap equity exposure was implemented through several exchange-traded securities, including SPY, RSP, and SPXL. The Global Fund also held significant exposure to U.S. small- and mid-cap stocks through exchange-traded securities like IJR, IJH, and VO. While small- and mid-cap stocks underperformed large caps, they still posted strong absolute returns.
●	Tactical and opportunistic investments that contributed positively included Aerospace and Defense companies, primarily through the exchange-traded fund (“ETF”) PPA. The war in Ukraine and rising hostilities in the Middle East have led to diminished armament stockpiles that need replenishing. Additionally, the Global Fund initiated a position in cryptocurrency through the ETF HODL, which benefited performance as Bitcoin steadily increased throughout the year. An investment in private credit securities through the business development company BXSL also proved highly beneficial.
●	Despite maintaining a broad global viewpoint, the Global Fund held very underweight positions in non-U.S. investments, as we found the prospects for international growth and investing unattractive. Geographically, the Global Fund has been almost entirely allocated to U.S. investment opportunities.
●	Positions that detracted from Global Fund returns were primarily in the biotech sector. Both ETFs and specific companies, such as VKTX and IMMX, were negative contributors over the period.
●	The twelve months ended September 30, 2024, proved very beneficial for investors, as the U.S. economy continued a path of strong growth while inflationary pressures eased significantly. Over this period, the Federal Reserve shifted its monetary policy stance from restrictive to neutral and ultimately reduced the target funds rate to 5% in September. This created an exceptionally favorable macroeconomic environment for investors, spurring a strong rally across most asset classes and investment types. Additionally, alongside this positive macro backdrop, the growing recognition and adoption of artificial intelligence (AI) across businesses and consumer segments ignited another technological breakthrough, leading to increased capital spending, productivity gains, and improved corporate earnings. Many technology stocks, especially those tied to AI, benefited significantly from this secular trend.

Performance Past Does Not Indicate Future [Text]	The performance information quoted in this annual report assumes the reinvestment of all dividend and capital gain distributions, if any, and represents past performance, which is not a guarantee of future results.
Line Graph [Table Text Block]
Cumulative Performance of a Hypothetical $10,000 Investment as-of September 30, 2024

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Years	10 Years
Institutional Class Shares	21.78%	2.33%	2.18%
S&P 500® Total Return Index (“S&P 500”)	36.35%	15.96%	13.37%
Bloomberg Barclays U.S. Aggregate Bond Index	11.57%	0.33%	1.84%
Bloomberg Barclays Global Aggregate Bond/MSCI ACWI Net Total Return USD 50/50 Index Blend	21.87%	6.46%	5.78%

No Deduction of Taxes [Text Block]	The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance data current to the most recent month-end can be obtained by calling (877) 244-6235.
Net Assets	$ 19,878,101
Holdings Count | Holdings	40
Advisory Fees Paid, Amount	$ 46,054
Investment Company, Portfolio Turnover	187.00%
Additional Fund Statistics [Text Block]	What are some Fund statistics?
Fund Statistics
Total Net Assets	$19,878,101	Investment Advisory Fees Paid	$46,054
Number of Portfolio Holdings	40	Portfolio Turnover Rate	187%

Holdings [Text Block]

What did the Fund invest in?

Sector Allocation (as a % of Portfolio)
Equity Funds	57.72%	Consumer, Non-cyclical	1.57%
Asset Allocation Fund	11.44%	Commodity Fund	1.06%
Debt Funds	10.85%	Communications	0.97%
Cash and Cash Equivalents	7.31%	Consumer, Cyclical	0.62%
Financials	6.29%	Asset-backed and Mortgage-backed securities	0.01%
Asset Allocation Fund	2.17%

Largest Holdings [Text Block]
Top Ten Holdings (as a % of Net Assets)
SPDR S&P 500 ETF Trust	12.99%	iShares Core S&P Mid-Cap ETF	4.23%
Timber Point Alternative Income Fund	11.43%	iShares 1-3 Year Treasury Bond ETF	4.18%
Federated Hermes Government Obligation Fund	7.31%	Direxion Daily S&P 500 Bull 3X Shares	4.12%
iShares 7-10 Year Treasury Bond ETF	5.43%	iShares Core S&P Small-Cap ETF	4.12%
Invesco Aerospace & Defense ETF	4.77%	Vanguard U.S. Value Factor ETF	3.94%

Material Fund Change [Text Block]

Material Fund Changes

Effective October 22, 2024, the Global Fund added the Bloomberg Barclays Global Aggregate Bond/MSCI ACWI Net Total Return USD 50/50 Index Blend as a new benchmark. Timber Point Capital Management, LLC, the Global Fund’s investment adviser, believes it more representative of the Global Fund’s directional, global, multi-asset strategy approach which incorporates global equities, debt, commodities, currencies and market hedging tools in its portfolio construction.

Accountant Change Statement [Text Block]

Change in and Disagreements with Accountants

The Audit Committee of 360 Funds (the “Trust”) has approved and recommended to the Board of Trustees (the “Board”), and the Board has approved  Tait, Weller & Baker, LLP (“Tait”) to replace Cohen & Company, Ltd. (“Cohen”) as the Global Fund’s independent registered public accounting firm for the Global Fund’s fiscal year ended September 30, 2024. Through the past fiscal year and through the date of Cohen’s replacement as auditor of the Global Fund, the Global Fund had no disagreements with Cohen on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedures, which, if not resolved to the satisfaction of Cohen would have caused Cohen to make reference to the disagreement in a Cohen report, and there were no reportable events of the kind described in Item 304(a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934.

With respect to the Global Fund, Cohen’s audit opinions, including for the fiscal year ended September 30, 2023, did not contain either an adverse opinion or disclaimer of opinion, nor were they qualified or modified as to uncertainty, audit scope or accounting principles. During the last fiscal year of the Global Fund, neither the Global Fund nor anyone on its behalf has consulted Tait on items concerning the application of accounting principles to a specified transaction (either completed or proposed) or the type of audit opinion that might be rendered on the Global Fund’s financial statements, or concerning the subject of a disagreement of the kind described in Item 304(a)(1)(iv) of Regulation S-K or reportable events of the kind described in Item 304(a)(1)(v) of Regulation S-K.

The Global Fund requested Cohen to furnish it with a letter addressed to the SEC stating whether or not it agrees with the above statements. A copy of such letter will be filed as an Exhibit to the Form N-CSR filing.

Timber Point Alternative Income Fund - Institutional Class Shares
Shareholder Report [Line Items]
Fund Name	Timber Point Alternative Income Fund
Class Name	Institutional Class shares
Trading Symbol	AIIFX
Annual or Semi-Annual Statement [Text Block]	This annual report to shareholders contains important information of the Timber Point Alternative Income Fund (the “Income Fund”) for the year ended September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find the Income Fund’s prospectus, financial information on Form N-CSR, holdings, proxy voting information and other information at www.timberpointcapital.com. You can also request this information without charge by contacting the Income Fund at (877) 244-6235.
Additional Information Phone Number	(877) 244-6235
Additional Information Website	www.timberpointcapital.com
Expenses [Text Block]

What were the Fund costs for the year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class shares	$194	1.82%

Expenses Paid, Amount	$ 194
Expense Ratio, Percent	1.82%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

The Income Fund delivered strong absolute and relative returns over the fiscal year ended September 30, 2024, rising 13.42% compared to index returns of 11.99%. Sharply falling inflation and the shift in monetary policy expectations from restrictive to accommodative drove bond returns higher.

What factors influenced performance during the past year?

●	The Income Fund focused on corporate credit investments over the past year, particularly high-yield bonds across various maturities. Specifically, it held exchange-traded funds JNK and SJNK. Credit markets in general, and high-yield bonds specifically, posted strong excess returns, significantly contributing to the portfolio's performance. Additionally, the Income Fund invested in private credit through the business development company BXSL, which proved beneficial. The positive economic backdrop led us to favor credit over pure interest rate risk.
●	Given our positive economic outlook, the Income Fund held a small allocation to broad U.S. equity investments, which contributed positively to performance. This included broad market exposure via exchange-traded funds (“ETFs”) such as RSP and SPXL, as well as dividend and income-oriented equities like Real Estate Investment Trusts, utilities, and other higher-yielding equity types.
●	In the third quarter, the Income Fund increased its exposure to more interest rate-sensitive investments as the market began pricing in a shift in monetary policy, causing a sharp decline in interest rates. The Income Fund held exchange-traded positions such as AGG, BND, TLT, and IEF.
●	The Income Fund also initiated a position in cryptocurrency through the ETF HODL, which added to performance as Bitcoin rose steadily throughout the year.
●	Despite holding a diverse range of investments, the Income Fund’s overall realized volatility remained lower than that of its benchmarks.
●	The twelve months ended September 30, 2024, proved very beneficial for investors, as the U.S. economy continued a path of strong growth while inflationary pressures eased significantly. Over this period, the Federal Reserve shifted its monetary policy stance from restrictive to neutral and ultimately reduced the target funds rate to 5% in September. This created an exceptionally favorable macroeconomic environment for investors, spurring a strong rally across most asset classes and investment types. Additionally, alongside this positive macro backdrop, the growing recognition and adoption of artificial intelligence (AI) across businesses and consumer segments ignited another technological breakthrough, leading to increased capital spending, productivity gains, and improved corporate earnings. Many technology stocks, especially those tied to AI, benefited significantly from this secular trend.

Performance Past Does Not Indicate Future [Text]	The performance information quoted in this annual report assumes the reinvestment of all dividend and capital gain distributions, if any, and represents past performance, which is not a guarantee of future results.
Line Graph [Table Text Block]
Cumulative Performance of a Hypothetical $10,000 Investment as-of September 30, 2024

Average Annual Return [Table Text Block]

Average Annual Total Returns
	1 Year	5 Years	10 Years
Institutional Class shares	13.42%	1.37%	0.95%
Bloomberg Barclay’s Global Aggregate Bond Index	11.99%	(0.83)%	0.57%
HFRX Absolute Return Index	5.43%	2.86%	2.20%

No Deduction of Taxes [Text Block]	The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance data current to the most recent month-end can be obtained by calling (877) 244-6235.
Net Assets	$ 18,829,919
Holdings Count | Holdings	27
Advisory Fees Paid, Amount	$ 42,170
Investment Company, Portfolio Turnover	122.00%
Additional Fund Statistics [Text Block]	What are some Fund statistics?
Fund Statistics
Total Net Assets	$18,829,919	Investment Advisory Fees Paid	$42,170
Number of Portfolio Holdings	27	Portfolio Turnover Rate	122%

Holdings [Text Block]

What did the Fund invest in?

Sector Allocation (as a % of Portfolio)
Debt Funds	79.35%	Cash and Cash Equivalents	4.66%
Equity Funds	8.60%	Alternative Fund	1.26%
Financials	6.07%	Asset-backed and Mortgage-backed securities	0.06%

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)
SPDR Portfolio Aggregate Bond ETF	14.51%	iShares 7-10 Year Treasury Bond ETF	4.69%
SPDR Doubleline Total Return Tactical ETF	12.99%	iShares 20+ Yr Treasury Bond ETF	4.69%
SPDR Bloomberg Short Term High Yield Bond ETF	10.11%	Federated Hermes Government Obligations Fund	4.65%
SPDR Portfolio Corporate Bond ETF	9.31%	iShares Core U.S. Aggregate Bond ETF	4.57%
SPDR Bloomberg High Yield Bond ETF	6.65%	Vanguard Total Bond Market ETF	4.55%

Material Fund Change [Text Block]	Material Fund Changes The Fund did not have any material changes that occurred since the beginning of the reporting period.
Accountant Change Statement [Text Block]

Change in and Disagreements with Accountants

 The Audit Committee of 360 Funds (the “Trust”) has approved and recommended to the Board of Trustees (the “Board”), and the Board has approved Tait, Weller & Baker, LLP (“Tait”) to replace Cohen & Company, Ltd. (“Cohen”) as the Income Fund’s independent registered public accounting firm for the Income Fund’s fiscal year ended September 30, 2024. Through the past fiscal year and through the date of Cohen’s replacement as auditor of the Income Fund, the Income Fund had no disagreements with Cohen on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedures, which, if not resolved to the satisfaction of Cohen would have caused Cohen to make reference to the disagreement in a Cohen report, and there were no reportable events of the kind described in Item 304(a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934.

With respect to the Income Fund, Cohen’s audit opinions, including for the fiscal year ended September 30, 2023, did not contain either an adverse opinion or disclaimer of opinion, nor were they qualified or modified as to uncertainty, audit scope or accounting principles. During the last fiscal year of the Income Fund, neither the Income Fund nor anyone on its behalf has consulted Tait on items concerning the application of accounting principles to a specified transaction (either completed or proposed) or the type of audit opinion that might be rendered on the Income Fund’s financial statements, or concerning the subject of a disagreement of the kind described in Item 304(a)(1)(iv) of Regulation S-K or reportable events of the kind described in Item 304(a)(1)(v) of Regulation S-K.

The Income Fund requested Cohen to furnish it with a letter addressed to the SEC stating whether or not it agrees with the above statements. A copy of such letter will be filed as an Exhibit to the Form N-CSR filing.